Share-based Compensation - Summary of Changes in Restricted Share Units (Details) - Equity Settled Plan - Restricted Share Units - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	8,629,716	1,381,340
Granted	5,555,322	10,259,228
Forfeited	(921,922)	(1,158,279)
Exercised	(3,892,431)	(1,852,573)
Ending balance	9,370,685	8,629,716